Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets

8. Prepaid expenses and other current assets

Prepaid expenses and other current assets of EUR 40,287k (2021: EUR 49,244k) include prepayments for future service agreements and material in the amount of EUR 4,507k (2021: EUR 5,724k) and receivables for the GSK compensation/material transfer of EUR 5,595k (2021: EUR 0k). For more details, refer to Note 3.7. As of December 31, 2022 we had tax receivables of EUR 24,840k in other current assets (2021: EUR 35,234k). This consists mainly of outstanding VAT refund claims of EUR 24,555k and other tax receivables of EUR 285k.